Capital Stock (Details 7) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Capital Stock [Abstract]
Net earnings before discontinued operations	$ 3,925,639	$ 11,496,693	$ 3,624,323
Net income from discontinued operations, net of tax	0	31,924,191	23,358,318
Net income	$ 3,925,639	$ 43,420,884	$ 26,982,641
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average shares outstanding for basic earnings per share	15,791,396	15,636,853	15,002,005
Effects of dilution from:
Stock options	772,267	1,601,227	1,372,427
Warrants	0	900,000	941,969
Weighted average shares outstanding for diluted earnings per share	16,563,663	18,138,080	17,316,401